Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenues:
Voyage revenues	$ 98,862	$ 101,182
Management fee income	91	136
Total revenues	98,953	101,318
Expenses
Voyage expenses	37,284	30,637
Charter-in hire expense	1,918	0
Vessel operating expenses	49,364	56,964
Dry docking expenses	1,583	6,945
Depreciation	40,847	38,519
Management fees (Note 3 and Note 10)	3,911	4,063
General and administrative expenses	13,298	11,153
Impairment loss (Note 5 and Note 6)	6,694	28,829
Loss on time charter agreement termination (Note 7)	0	2,114
Loss / (gain) on derivative instruments	(283)	0
Other operational loss	109	0
Other operational gain	(50)	(590)
Loss / (gain) on sale of vessels (Note 5)	21	13,389
Total Operating Expenses	154,696	192,023
Operating income / (loss)	(55,743)	(90,705)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(19,694)	(13,871)
Interest and other income/(loss)	154	828
Gain / (Loss) on derivative financial instrument, net (Note 14)	(4,681)	(688)
Loss on debt extinguishment (Note 8)	(1,801)	(974)
Total other expenses, net	(26,022)	(14,705)
Income/(Loss) before equity in income of investee	(81,765)	(105,410)
Equity in income of investee	69	213
Net income / (loss)	$ (81,696)	$ (105,197)
Earnings / (Loss) per share, basic and diluted (Note 11)	$ (1.86)	$ (3.06)
Weighted average number of shares outstanding, basic and diluted (Note 11)	43,880,713	34,347,332